TAXATION (Tables)	3 Months Ended
Dec. 31, 2013
Provision for Income Taxes and Effective Tax Rates

The following table presents details of the provision for income taxes and the effective tax rates:

	Three months ended December 31,
	2012	2013
	US$	US$
Provision for income taxes	416	856
Effective tax rates	22%	20%

Current and Deferred Components of Income Tax Benefit/ (Expense) from Continuing Operations

The current and deferred components of the income tax expense appearing in the unaudited condensed consolidated statements of operations are as follows:

	Three months ended December 31,
	2012	2013

	US$	US$
Current tax expense	320	550
Deferred tax expense	96	306

	416	856

Components of Deferred Taxes from Continuing Operations

The components of deferred taxes are as follows:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Current deferred tax assets
Payroll payable	409	493
Accrued expenses	585	369
Allowance for doubtful accounts	518	506
Net operating loss carry-forwards	289	236
Total current deferred tax assets	1,801	1,604
Less: valuation allowance	(50)	(51)

Current deferred tax assets, net	1,751	1,553

Non-current deferred tax assets
Intangible assets	48	39
Property, plant and equipment	148	149
Net operating loss carry-forwards	372	376

Total non-current deferred tax assets	568	564
Less: valuation allowance	(262)	(276)

Non-current deferred tax assets, net	306	288

Non-current deferred tax liabilities
Intangible assets	78	64
Withholding tax on undistributed earnings	905	999

Total non-current deferred tax liabilities	983	1,063